Leases (Details 5) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Cash outflows for principal repayments of lease liabilities			₩ 117,348	₩ 109,391
Cash outflows for interest paid on lease liabilities			52,261	62,090
Cash outflows due to short-term leases	₩ 3,600		1,200	9,648
Cash outflows for payments for leases of low-value assets			7,481	5,183
Cash outflows due to leases of low-value assets	3,847	3,672	₩ 178,290	₩ 186,312
Cash outflows from payment of lease liabilities principal	56,773	58,029
Cash outflows from lease liabilities interest paid	21,678	27,316
Total	₩ 85,898	₩ 89,017